Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for PEOs(1)			Compensation Actually Paid to PEOs(2)			Average Summary Compen- sation Table Total for Non-PEO NEOs(1)(3)	Average Compen- sation Actually Paid to Non-PEO NEOs(2)	Value of Initial Fixed $100 Investment Based On:		Net Income(6)	FFO per share – diluted, as adjusted (7)

	PEO#1	PEO#2	PEO#3	PEO#1	PEO#2	PEO#3			ARE TSR (4)	FTSE Health Care TSR(5)
2024	$17,727,276	$10,275,115	—	$14,204,716	$7,511,386	—	$6,764,415	$5,176,942	$71.6	$115.4	$510,733,000	$9.47
2023	$15,485,330	$9,869,367	—	$12,940,456	$7,260,065	—	$7,725,976	$6,862,308	$88.9	$93.0	$280,994,000	$8.97
2022	$13,035,517	$9,289,388	$7,231,836	$5,240,793	$1,066,125	$(874,179)	$7,931,051	$3,771,122	$97.8	$81.6	$670,701,000	$8.42
2021	$12,701,393	$8,274,131	$8,320,228	$20,240,869	$15,720,892	$15,766,043	$7,301,308	$10,927,591	$145.1	$104.9	$654,282,000	$7.76
2020	$11,788,493	$8,040,857	$8,089,773	$16,477,994	$11,907,425	$11,957,114	$5,499,035	$7,052,360	$113.3	$90.1	$827,171,000	$7.30

Company Selected Measure Name	FFO per share – diluted, as adjusted
Named Executive Officers, Footnote	Joel S. Marcus is Principal Executive Officer (“PEO”) #1, and Peter M. Moglia is PEO #2 for all years shown. Stephen A. Richardson, our former Co-Chief
Executive Officer who resigned from the Company in July 2022, is PEO #3 for 2020–2022. For 2024, our Non-PEO NEOs include Marc E. Binda, Daniel J.
Ryan, Hunter L. Kass, and Lawrence J. Diamond. For 2023, our Non-PEO NEOs include Marc E. Binda, Dean A. Shigenaga, Daniel J. Ryan, Hunter L. Kass,
and Vincent R. Ciruzzi. For 2022, our Non-PEO NEOs include Dean A. Shigenaga, Daniel J. Ryan, Hunter L. Kass, and Vincent R. Ciruzzi. For 2021, our Non-
PEO NEOs include Dean A. Shigenaga, Daniel J. Ryan, Hunter L. Kass, and John H. Cunningham. For 2020, our Non-PEO NEOs include Dean A.
Shigenaga, Daniel J. Ryan, Vincent R. Ciruzzi, and John H. Cunningham.

Peer Group Issuers, Footnote	The peer group used for this purpose is the group of companies included in the FTSE NAREIT Equity Health Care Index, which is the industry peer group used in our Annual Report on Form 10-K pursuant to Item 201(e) of Regulation S-K for the fiscal year ended December 31, 2024. The separate peer group used by the Compensation Committee for purposes of determining compensation paid to our NEOs is described under “Compensation Peer Group” on page
	60.
Adjustment To PEO Compensation, Footnote	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported for performance year 2024 in the “Summary Compensation Table” on page 96, in accordance with the requirements of Item
402(v) of Regulation S-K. Refer to the “Pay Versus Performance” sections in the proxy statements for our 2023 and 2024 annual meetings of stockholders for the adjustments made to determine compensation actually paid for prior years.

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Add: Dividend Paid on Unvested Stock During Covered Year	Add: Pension Plan Service Cost	Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compensation From Summary Compensation Table	Less: Grant Date Fair Value of Stock Awards From Summary Compensation Table	Add: Year- End Fair Value of Stock Awards Granted in Covered Year	Add: Change in Fair Value From Prior Year-End of Stock Awards Granted in Prior Years	Add: Grants Made in Covered Year: Fair Value on Vesting Date	Add: Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year- End
PEO#1	2024	$17,727,276	$9,413,563	$6,769,772	$(3,025,521)	$409,413	$849,719	$887,620	$—	$—	$14,204,716

PEO#2	2024	$10,275,115	$7,546,605	$5,786,575	$(2,437,015)	$625,464	$181,310	$671,695	$—	$(45,153)	$7,511,386

PEO#3	2024	—	—	—	—	—	—	—	—	—	—

Non- PEO NEOs	2024	$6,764,415	$4,717,829	$4,302,702	$(1,605,899)	$—	$(22,990)	$474,291	$—	$(17,748)	$5,176,942

Non-PEO NEO Average Total Compensation Amount	$ 6,764,415	$ 7,725,976	$ 7,931,051	$ 7,301,308	$ 5,499,035
Non-PEO NEO Average Compensation Actually Paid Amount	$ 5,176,942	6,862,308	3,771,122	10,927,591	7,052,360
Adjustment to Non-PEO NEO Compensation Footnote	To calculate compensation actually paid to our PEOs, and the average compensation actually paid to the Non-PEO NEOs, the following adjustments were made to the amounts reported for performance year 2024 in the “Summary Compensation Table” on page 96, in accordance with the requirements of Item
402(v) of Regulation S-K. Refer to the “Pay Versus Performance” sections in the proxy statements for our 2023 and 2024 annual meetings of stockholders for the adjustments made to determine compensation actually paid for prior years.

				Stock Awards Unvested at Year-End		Stock Awards Vested During the Covered Year		Add: Dividend Paid on Unvested Stock During Covered Year	Add: Pension Plan Service Cost	Less Change in Pension Value	Compensation Actually Paid
Name	Year	Total Compensation From Summary Compensation Table	Less: Grant Date Fair Value of Stock Awards From Summary Compensation Table	Add: Year- End Fair Value of Stock Awards Granted in Covered Year	Add: Change in Fair Value From Prior Year-End of Stock Awards Granted in Prior Years	Add: Grants Made in Covered Year: Fair Value on Vesting Date	Add: Grants Made in Prior Years: Change in Fair Value on Vesting Date Versus Prior Year- End
PEO#1	2024	$17,727,276	$9,413,563	$6,769,772	$(3,025,521)	$409,413	$849,719	$887,620	$—	$—	$14,204,716

PEO#2	2024	$10,275,115	$7,546,605	$5,786,575	$(2,437,015)	$625,464	$181,310	$671,695	$—	$(45,153)	$7,511,386

PEO#3	2024	—	—	—	—	—	—	—	—	—	—

Non- PEO NEOs	2024	$6,764,415	$4,717,829	$4,302,702	$(1,605,899)	$—	$(22,990)	$474,291	$—	$(17,748)	$5,176,942

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table	Net Debt to Adjusted EBITDA ratio**
•FFO per share – diluted, as adjusted**
•Net operating income**
•FFO per share** multiple compared to FTSE NAREIT Equity Health Care Index constituents
•Total shareholder return (TSR)
•Relative TSR compared to FTSE NAREIT Equity Health Care Index constituents
•Liquidity**

Total Shareholder Return Amount	$ 71.6	88.9	97.8	145.1	113.3
Peer Group Total Shareholder Return Amount	115.4	93.0	81.6	104.9	90.1
Net Income (Loss)	$ 510,733,000	$ 280,994,000	$ 670,701,000	$ 654,282,000	$ 827,171,000
Company Selected Measure Amount	9.47	8.97	8.42	7.76	7.30
Additional 402(v) Disclosure	Amounts represent the average of the amounts reported for the Company’s Non-PEO NEOs as a group in the “Total” column of the “Summary Compensation
Table” in each applicable year.
(4)TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s stock price at the end and the beginning of the measurement period by the Company’s stock price at the beginning of the measurement period.
	Net income attributable to Alexandria as reported in the Company’s Annual Report on Form 10-K for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Net Debt to Adjusted EBITDA ratio**
Measure:: 2
Pay vs Performance Disclosure
Name	FFO per share – diluted, as adjusted
Non-GAAP Measure Description	As required by Item 402(v) of Regulation S-K, we have determined that FFO per share – diluted, as adjusted, is the Company-Selected Measure (as defined in Item 402(v)). Refer to the “Definitions and Reconciliations” section of this Proxy Statement for additional information.
Measure:: 3
Pay vs Performance Disclosure
Name	Net operating income**
Measure:: 4
Pay vs Performance Disclosure
Name	FFO per share** multiple compared to FTSE NAREIT Equity Health Care Index constituents
Measure:: 5
Pay vs Performance Disclosure
Name	Total shareholder return (TSR)
Measure:: 6
Pay vs Performance Disclosure
Name	Relative TSR compared to FTSE NAREIT Equity Health Care Index constituents
Measure:: 7
Pay vs Performance Disclosure
Name	Liquidity**
Joel S. Marcus [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 17,727,276	$ 15,485,330	$ 13,035,517	$ 12,701,393	$ 11,788,493
PEO Actually Paid Compensation Amount	$ 14,204,716	12,940,456	5,240,793	20,240,869	16,477,994
PEO Name	Joel S. Marcus
Peter M. Moglia [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 10,275,115	9,869,367	9,289,388	8,274,131	8,040,857
PEO Actually Paid Compensation Amount	$ 7,511,386	$ 7,260,065	1,066,125	15,720,892	11,907,425
PEO Name	Peter M. Moglia
Stephen A. Richardson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0		7,231,836	8,320,228	8,089,773
PEO Actually Paid Compensation Amount	$ 0		$ (874,179)	$ 15,766,043	$ 11,957,114
PEO Name	Stephen A. Richardson
PEO | Joel S. Marcus [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Joel S. Marcus [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Joel S. Marcus [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(9,413,563)
PEO | Joel S. Marcus [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,769,772
PEO | Joel S. Marcus [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,025,521)
PEO | Joel S. Marcus [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	409,413
PEO | Joel S. Marcus [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	849,719
PEO | Joel S. Marcus [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	887,620
PEO | Peter M. Moglia [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,153)
PEO | Peter M. Moglia [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Peter M. Moglia [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,546,605)
PEO | Peter M. Moglia [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,786,575
PEO | Peter M. Moglia [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,437,015)
PEO | Peter M. Moglia [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	625,464
PEO | Peter M. Moglia [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	181,310
PEO | Peter M. Moglia [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,695
PEO | Stephen A. Richardson [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Stephen A. Richardson [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,748)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,717,829)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,302,702
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,605,899)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(22,990)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 474,291